Risk Report - Asset Quality - Financial Assets at amortized cost - Forborne financial assets at amortized cost (Detail) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Stages of Forborne financial assets at amortized cost [Domain Member] | Total Forebone financial assets at amortized cost [Member]
Forborne financial assets at amortized cost [Line Items]
German	€ 3,600	€ 3,379
Non-German	8,864	7,764
Total Forborne financial assets at amortized cost (German and Non German)	12,464	11,143
Stage 1 [Member] | Performing Forborne financial assets at amortized cost [Member]
Forborne financial assets at amortized cost [Line Items]
German	426	729
Non-German	639	1,254
Total Forborne financial assets at amortized cost (German and Non German)	1,065	1,983
Stage 1 [Member] | Non performing Forborne financial assets at amortized cost [Member]
Forborne financial assets at amortized cost [Line Items]
German	0	0
Non-German	0	60
Total Forborne financial assets at amortized cost (German and Non German)	0	60
Stage 2 [Member] | Performing Forborne financial assets at amortized cost [Member]
Forborne financial assets at amortized cost [Line Items]
German	2,356	1,563
Non-German	4,399	3,139
Total Forborne financial assets at amortized cost (German and Non German)	6,755	4,702
Stage 2 [Member] | Non performing Forborne financial assets at amortized cost [Member]
Forborne financial assets at amortized cost [Line Items]
German	7	21
Non-German	194	13
Total Forborne financial assets at amortized cost (German and Non German)	201	34
Stage 3 [Member] | Non performing Forborne financial assets at amortized cost [Member]
Forborne financial assets at amortized cost [Line Items]
German	812	1,066
Non-German	3,632	3,299
Total Forborne financial assets at amortized cost (German and Non German)	€ 4,444	€ 4,365